Derivatives	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives

As discussed under “Derivatives” in Note A — “Accounting Policies,” GALIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting   The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		September 30, 2017		December 31, 2016		December 31, 2015
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability	Asset	Liability
		(unaudited)	(unaudited)
MBS with embedded derivatives	Fixed maturities	$84	$—	$82	$—	$100	$—
Public company warrants	Equity securities	3	—	4	—	4	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	2,293	—	1,759	—	1,369
Equity index call options	Equity options — fixed-indexed annuities	629	—	492	—	241	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	10	—	8	—	7
		$716	$2,303	$578	$1,767	$345	$1,376

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. GALIC records the entire change in the fair value of these securities in earnings. These investments are part of GALIC’s overall investment strategy and represent a small component of GALIC’s overall investment portfolio.
Warrants to purchase shares of publicly traded companies, which represent a small component of GALIC’s overall investment portfolio, are considered to be derivatives that are required to be carried at fair value through earnings.

GALIC’s fixed-indexed annuities provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. GALIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. GALIC receives collateral from its counterparties to support its purchased call option assets. This collateral ($374 million at September 30, 2017 (unaudited), $380 million at December 31, 2016 and $211 million at December 31, 2015) is shown as funds held as collateral in GALIC’s Balance Sheet with an offsetting liability to return the collateral, which is included in liability for funds held as collateral. GALIC’s strategy is designed so that the change in the fair value of the call option assets will generally offset the economic change in the liabilities from the index participation. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

As discussed under “Reinsurance” in Note A, certain reinsurance contracts are considered to contain embedded derivatives.

The following table summarizes the gain (loss) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

		Nine months ended
		September 30,		Year ended December 31,
Derivative	Statement of Earnings Line	2017	2016	2016	2015	2014
		(unaudited)	(unaudited)
MBS with embedded derivatives	Realized gains on securities	$(2)	$(2)	$(7)	$(5)	$4
Public company warrants	Realized gains on securities	(1)	—	—	—	—
Interest rate swaptions	Realized gains on securities	—	—	—	—	(2)
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	(386)	(188)	(211)	(17)	(182)
Equity index call options	Annuity benefits	338	81	141	(56)	181
Reinsurance contracts (embedded derivative)	Net investment income	(2)	(6)	(1)	6	(3)
		$(53)	$(115)	$(78)	$(72)	$(2)

(*)
The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $17 million in 2016 compared to losses of $28 million in 2015 and gains related to unlocking of actuarial assumptions of $58 million in 2014.

Derivatives Designated and Qualifying as Cash Flow Hedges   As of September 30, 2017, GALIC has entered into eight interest rate swaps that are designated and qualify as highly effective cash flow hedges to mitigate interest rate risk related to certain floating-rate securities included in GALIC’s portfolio of fixed maturity securities. The purpose of each of these swaps is to effectively convert a portion of GALIC’s floating-rate fixed maturity securities to fixed rates by offsetting the variability in cash flows attributable to changes in short-term LIBOR.

Under the terms of the swaps, GALIC receives fixed-rate interest payments in exchange for variable interest payments based on short-term LIBOR. The notional amounts of the interest rate swaps generally decline over each swap’s respective life (the swaps expire between August 2019 and June 2030) in anticipation of the expected decline in GALIC’s portfolio of fixed maturity securities with floating interest rates based on short-term LIBOR. The total outstanding notional amount of GALIC’s interest rate swaps was $1.35 billion at September 30, 2017 (unaudited) compared to $1.08 billion at December 31, 2016 and $604 million at December 31, 2015, reflecting a new swap with a notional amount at issuance of $400 million entered into in the third quarter of 2017 and four new swaps with an aggregate notional amount at issuance of $610 million entered into in 2016, partially offset by the scheduled amortization discussed above. The fair value of the effective portion of the interest rate swaps in an asset position and included in other assets was $1 million at both September 30, 2017 (unaudited) and December 31, 2016 and $2 million at December 31, 2015. The fair value of the effective portion of interest rate swaps in a liability position and included in other liabilities was $21 million at September 30, 2017 (unaudited), $22 million at December 31, 2016 and less than $1 million at December 31, 2015. The net unrealized gain or loss on cash flow hedges is included in AOCI, net of DPAC and deferred taxes. Amounts reclassified from AOCI (before DPAC and taxes) to net investment income were $4 million and $5 million in the first nine months of 2017 and 2016 (both unaudited) and $7 million and $6 million in the years ended December 31, 2016 and 2015, respectively. There was no ineffectiveness recorded in net earnings during these periods. A collateral receivable supporting these swaps of $60 million at both September 30, 2017 (unaudited) and December 31, 2016 and $14 million at December 31, 2015 is included in other assets in GALIC’s Balance Sheet.